Pension Plans - Additional Information (Detail) - Pension Benefits - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2019	May 31, 2018	May 31, 2017
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Average compensation with accrued benefits vesting period		5 years
Matching contribution charged to income		$ 19,400	$ 18,700	$ 17,400
Estimated benefits payable in the first year		60,700
Estimated benefits payable in the second year		57,300
Estimated benefits payable in the third year		62,300
Estimated benefits payable in the fourth year		62,800
Estimated benefits payable in the fifth year		62,100
Estimated benefits payable in the years thereafter		320,000
U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to retirement plans in the next fiscal year		900
Additional contribution to retirement plan in the current	$ 56,500	57,821	53,829
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to retirement plans in the next fiscal year		6,400
Additional contribution to retirement plan in the current		$ 6,770	$ 7,460